Investments (Securities Lending) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities Financing Transaction [Line Items]
Total cash collateral liability	$ 6,140	$ 7,502
Security collateral on deposit from counterparties	0	51
Reinvestment portfolio - estimated fair value	6,145	7,533
Securities Financing Transaction, Cost [Member]
Securities Financing Transaction [Line Items]
Securities loaned	5,931	6,154
Securities Financing Transaction, Fair Value [Member]
Securities Financing Transaction [Line Items]
Securities loaned	$ 5,984	$ 7,339